Business combination - Narrative (Details) - SeaMex - USD ($) $ in Millions	Oct. 02, 2022	Sep. 02, 2021	Nov. 30, 2021	Nov. 02, 2021	Sep. 01, 2021
Business Acquisition [Line Items]
Extinguishment of debt	$ 400	$ 400
Equity interest, acquisition of residual (in percent)			100.00%	50.00%
Debt securities, allowance for credit loss		$ 65
Seadrill ownership percentage					50.00%